Net Loss per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss attributable to Ginkgo Bioworks Holdings, Inc. stockholders, basic	$ (1,830,047)	$ (126,609)	$ (119,327)
Change in fair value of warrant liabilities	58,615	0	0
Net loss attributable to Ginkgo Bioworks Holdings, Inc. stockholders, diluted	$ (1,888,662)	$ (126,609)	$ (119,327)
Denominator
Basic	1,359,848,803	1,274,766,915	1,149,000,417
Weighted average effect of dilutive outstanding warrants	524,540	0	0
Weighted average common shares outstanding, diluted	1,360,373,343	1,274,766,915	1,149,000,417
Basic net loss per share	$ (1.35)	$ (0.10)	$ (0.10)
Diluted net loss per share	$ (1.39)	$ (0.10)	$ (0.10)